INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
14	INCOME TAXES

The provision for income taxes consists of the following:

	Year ended December 31, 2016	Year ended December 31, 2015

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

A reconciliation of the U.S. Federal statutory income tax to the effective income tax is as follows:

	Year ended December 31, 2016	Year ended December 31, 2015

Tax expense at the federal statutory rate	$(1,656,874)	$(1,079,097)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	65,642	87,799
Permanent timing differences	72,738	62,082
Deferred income tax asset valuation allowance	1,518,492	929,215
	-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2016	December 31, 2015
Depreciation and amortization	$(74,655)	$(67,777)
Other	88,936	(25,916)
Net operating losses	1,504,212	1,022,907
Valuation allowance	(1,518,492)	(929,215)
Net deferred income tax assets	$-	$-

The valuation allowance for deferred income tax assets as of December 31, 2016 and December 31, 2015 was $1,518,492 and $929,215, respectively. The net change in the deferred income tax assets valuation allowance was an increase of $589,277 for 2016 and a decrease of 512,130 for 2015, respectively.

As of December 31, 2016, the prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.

The Company’s net operating loss carry-forwards of its foreign subsidiaries of $7,356,183   begin to expire in 2023 through 2026. Net operating loss carry-forwards of the US companies of $4,589,894 begin to expire in 2043 through 2046. In assessing the realizability of deferred income tax assets, management considers whether or not it is more likely than not that some portion or all deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the projected future taxable income and tax planning strategies in making this assessment.

The Company’s ability to utilize the operating loss carry-forwards may be subject to an annual limitation in future periods pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, if future changes in ownership occur.